FEDERATED INDEX TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 29, 2016

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED INDEX TRUST (the “Trust”)

Federated Max-Cap Index Fund (the “Fund”)

Class C Shares

Class R Shares

Institutional Shares

Service Shares

Federated Mid-Cap Index Fund (the “Fund”)

Institutional Shares

Service Shares

Class R6 Shares

1933 Act File No. 33-33852

1940 Act File No. 811-6061

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2016, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 57 on December 28, 2016.

If you have any questions regarding this certification, please contact me at (412) 288-1165.

Very truly yours,

/s/ Edward C. Bartley

Edward C. Bartley

Assistant Secretary